Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
JOHCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term total return by investing in a concentrated portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in foreign companies of any size, including small- and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights, and warrants. The Fund may also invest in equity related instruments, such as equity linked notes and participatory notes, all of which derive their value from equities. The equity linked notes and participatory notes in which the Fund will invest will be securitized and freely transferable. The Fund will not incur leverage as a result of investing its investment in equity linked notes.

The Adviser aims to achieve above-average risk-adjusted equity returns, over the medium term period of three to five years. The Adviser believes this is best achieved by investing in a concentrated, benchmark agnostic portfolio of attractively valued high quality companies. Such companies have long term competitive advantages which allow intrinsic value to be estimated with confidence on the basis of their long term cash flows. The Adviser prioritizes companies that are able to reliably generate cash flow and reinvest it at high marginal returns in order to grow their intrinsic value. As a result they become more valuable over time.

		A key risk to any investor is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore, the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms, with reference to their intrinsic value. At the same time, overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

		The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual return compares with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual return compares with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-260-9549 (toll free) or 312-557-5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return – Institutional Class Shares for years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1Q 2019	8.88%
Worst Quarter:	4Q 2018	(8.87)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes.
JOHCM International Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.61%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	1,819
5 years	rr_ExpenseExampleYear05	3,426
10 years	rr_ExpenseExampleYear10	$ 6,960
2017	rr_AnnualReturn2017	18.19%	[2]
2018	rr_AnnualReturn2018	(7.57%)	[2]
2019	rr_AnnualReturn2019	18.17%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
1 Year	rr_AverageAnnualReturnYear01	18.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	7.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.71%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	1,846
5 years	rr_ExpenseExampleYear05	3,464
10 years	rr_ExpenseExampleYear10	$ 7,013
JOHCM International Opportunities Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.86%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	$ 116
3 years	rr_ExpenseExampleYear03	1,886
5 years	rr_ExpenseExampleYear05	3,522
10 years	rr_ExpenseExampleYear10	$ 7,091
JOHCM International Opportunities Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016	[4]

[1]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[2]	The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2019 was 6.19%.
[3]	The Institutional Class Shares of the JOHCM International Opportunities Fund commenced operations on September 29, 2016.
[4]	Index returns shown are net of withholding taxes.